UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--137.8%		Rate (%)	Date	Amount ($) [a]		Value ($)
Casinos--4.6%
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000	b	830,650
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	2,370,000	b	2,855,850
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	3,940,000	b	5,023,500
Peninsula Gaming,
Gtd. Notes		8.38	2/15/18	770,000	b,c	843,150
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	1,695,000	b	1,847,550
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,212,712
Scientific Games International,
Gtd. Notes		9.25	6/15/19	900,000	b	969,750
						13,583,162
Consumer Discretionary--19.1%
Accudyne Industries,
Gtd. Notes		7.75	12/15/20	1,340,000	b,c	1,427,100
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	1,105,000	b	1,174,063
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,215,000	b	1,372,950
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	555,000	b	622,987
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,675,000	b	3,123,063
Chrysler Group,
Scd. Notes		8.25	6/15/21	3,660,000	b	4,181,550
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	395,000		578,725
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	1,865,000	b	1,911,625
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	675,000	b	685,125
Cumulus Media Holdings,

Gtd. Notes		7.75	5/1/19	1,765,000	b	1,870,900
Ferrellgas,
Sr. Unscd. Notes		6.75	1/15/22	1,210,000	c	1,234,200
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	1,450,000	b	1,627,625
Hillman Group,
Gtd. Notes		10.88	6/1/18	1,855,000	b	2,012,675
J.Crew Group,
Gtd. Notes		8.13	3/1/19	1,355,000	b	1,429,525
Lear,
Gtd. Notes		8.13	3/15/20	550,000	b	609,125
Neiman Marcus Group,
Gtd. Notes		8.00	10/15/21	770,000	c	808,500
Neiman Marcus Group,
Gtd. Notes		8.75	10/15/21	460,000	c	484,150
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	1,200,000	b,c	1,296,000
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,615,000	b	1,736,125
Ono Finance II,
Gtd. Notes		10.88	7/15/19	1,370,000	b,c	1,507,000
Quebecor Media,
Sr. Unscd. Notes		7.75	3/15/16	1,099,000	b	1,115,485
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	1,235,000	b,c	1,253,525
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,860,000	b	1,959,975
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	390,000	b,c	444,600
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	1,850,000	b,c	2,090,500
Schaeffler Holding Finance,
Sr. Scd. Notes	EUR	6.88	8/15/18	810,000		1,196,502
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	b	3,560,000
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	b	2,389,500
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	740,000	b,c	773,300
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	316,000	b,c	349,180
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	1,355,000	b,c	1,497,275

Titan International,
Sr. Scd. Notes		6.88	10/1/20	605,000	c	633,738
Townsquare Radio,
Gtd. Notes		9.00	4/1/19	600,000	c	652,500
UCI International,
Gtd. Notes		8.63	2/15/19	2,540,000	b	2,552,700
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	1,870,000	b,c	2,042,975
Unitymedia,
Scd. Notes	EUR	9.63	12/1/19	1,310,000		2,004,918
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	365,000	b,c	396,937
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	1,115,000		1,212,563
						55,819,186
Consumer Staples--3.1%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	1,690,000	b,c	1,766,050
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	525,000		951,986
Michael Foods Group,
Gtd. Notes		9.75	7/15/18	2,898,000	b	3,166,065
Pinnacle Operating,
Sr. Scd. Notes		9.00	11/15/20	985,000	b,c	1,047,794
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,530,000	b	1,644,750
RSI Home Products,
Scd. Notes		6.88	3/1/18	395,000	b,c	415,738
						8,992,383
Energy--13.5%
Alpha Natural Resources,
Gtd. Notes		6.25	6/1/21	480,000		412,800
Alpha Natural Resources,
Gtd. Notes		9.75	4/15/18	1,830,000	b	1,948,950
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	1,915,000	b,c	2,063,413
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	1,985,000	b	2,089,212
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	1,920,000	b	2,112,000
Chesapeake Energy,
Sr. Notes		9.50	2/15/15	3,185,000	b	3,467,669
Crestwood Midstream Partners,

Gtd. Notes	6.13	3/1/22	700,000	c	721,000
EP Energy Finance,
Sr. Unscd. Notes	9.38	5/1/20	2,200,000	b	2,549,250
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	1,465,000	c	1,545,575
Halcon Resources,
Gtd. Notes	8.88	5/15/21	820,000	b	832,300
Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,820,000	b	2,953,950
Hercules Offshore,
Gtd. Notes	7.50	10/1/21	175,000	c	186,375
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	1,605,000	b,c	1,797,600
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	3,365,000	b	3,751,975
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	1,250,000	b,c	1,300,000
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	1,550,000	b	1,668,187
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	1,955,000	b	2,057,637
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	875,000	b,c	931,875
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	2,820,000	b	3,080,850
Rex Energy,
Gtd. Notes	8.88	12/1/20	1,905,000	b	2,095,500
Welltec,
Sr. Scd. Notes	8.00	2/1/19	1,990,000	b,c	2,119,350
					39,685,468
Entertainment & Gaming--2.0%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	3,715,000	b	4,267,606
Live Nation Entertainment,
Gtd. Notes	7.00	9/1/20	400,000	b,c	436,000
Regal Entertainment Group,
Sr. Unscd. Notes	9.13	8/15/18	1,075,000	b	1,171,750
					5,875,356
Financial--15.8%
Ahern Rentals,
Scd. Notes	9.50	6/15/18	1,505,000	b,c	1,636,688
Ally Financial,
Gtd. Notes	7.50	9/15/20	1,410,000	b	1,647,938

Ally Financial,
Sr. Gtd. Notes		8.00	11/1/31	1,630,000	b	1,958,037
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	1,845,000	b,c	1,932,638
Ashton Woods USA/Finance,
Unscd. Notes		6.88	2/15/21	915,000	b,c	905,850
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,530,000		2,310,050
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	1,520,000	c	1,569,400
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	4,465,000	b	4,654,762
Interactive Data,
Gtd. Notes		10.25	8/1/18	1,580,000	b	1,739,422
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,746,137
International Lease Finance,
Sr. Unscd. Notes		8.63	9/15/15	1,155,000	b,d	1,286,381
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	2,001,625
LBG Capital No. 1,
Bank Gtd. Bonds		7.88	11/1/20	965,000	c	1,048,195
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	d	4,745,474
Lloyds TSB Bank,
Sub. Notes	EUR	11.88	12/16/21	690,000	d	1,185,549
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	300,000	c	301,500
Nuveen Investments,
Sr. Unscd. Notes		9.50	10/15/20	1,790,000	b,c	1,803,425
Onex USI Acquisition,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	b,c	2,419,762
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,205,000	b,c	1,205,000
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	700,000		717,856
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	2,815,000	d	3,303,507
SLM,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,068,075
SLM,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	3,126,406
						46,313,677

Health Care--8.0%
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	b	2,071,000
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	1,615,000	b,c	1,657,394
HCA Holdings,
Sr. Unscd. Notes		7.75	5/15/21	5,650,000	b	6,186,750
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	780,000	b	830,700
Lifepoint Hospitals,
Gtd. Notes		5.50	12/1/21	540,000	c	543,375
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	1,221,000	b,c	1,373,625
Salix Pharmaceuticals,
Gtd. Notes		6.00	1/15/21	400,000	c	411,000
STHI Holding,
Scd. Notes		8.00	3/15/18	1,940,000	b,c	2,085,500
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	3,855,000	b	4,163,400
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	1,425,000	b	1,603,125
Valeant Pharmaceuticals
International, Sr. Unscd. Notes		6.75	8/15/18	1,260,000	b,c	1,390,725
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	1,105,000	c	1,176,825
						23,493,419
Industrial--17.0%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	490,000		894,590
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	1,960,000		2,933,663
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	1,930,000	b	2,103,700
Ainsworth Lumber,
Sr. Scd. Notes		7.50	12/15/17	432,000	b,c	466,560
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	610,000		912,608
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,825,000	b,c	1,934,500
Cemex,
Sr. Scd. Notes		9.50	6/15/18	1,795,000	c	2,046,300
Ceridian HCM Holding,
Sr. Unscd. Notes		11.00	3/15/21	1,085,000	b,c	1,255,887

Ceridian,
Sr. Scd. Notes		8.88	7/15/19	700,000	b,c	808,500
Ceridian,
Gtd. Notes		12.25	11/15/15	351,150	b	355,539
Deutsche Raststatten,
Scd. Bonds	EUR	6.75	12/30/20	1,150,000		1,658,237
Envision Healthcare,
Gtd. Notes		8.13	6/1/19	633,000	b	689,179
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	725,000	b,c	726,812
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	2,420,000	b	2,655,950
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	1,965,000	b	2,129,569
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,534,000
Manitowoc,
Gtd. Notes		9.50	2/15/18	900,000	b	950,625
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	1,980,000	b	2,098,800
Mobile Mini,
Gtd. Notes		7.88	12/1/20	2,460,000	b	2,736,750
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	1,690,000	c	1,732,250
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,320,000	b	1,430,550
Nortek,
Gtd. Notes		8.50	4/15/21	1,570,000	b	1,746,625
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		1,127,425
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	711,000	b	760,770
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	2,515,000	b,c	2,766,500
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	1,250,000	b,c	1,412,500
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	1,915,000	b	2,068,200
United Rentals North America,
Gtd. Notes		8.38	9/15/20	1,900,000	b	2,128,000
United Rentals North America,
Gtd. Notes		9.25	12/15/19	1,675,000	b	1,876,000
Wesco Distribution,

Gtd. Notes	5.38	12/15/21	605,000	c	606,512
Zachry Holdings,
Sr. Notes	7.50	2/1/20	1,335,000	b,c	1,401,750
					49,948,851
Information Technology--10.2%
ACI Worldwide,
Gtd. Notes	6.38	8/15/20	160,000	b,c	167,600
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	1,455,000	c	1,515,019
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	880,000	b	908,600
Audatex North America,
Gtd. Notes	6.00	6/15/21	325,000	c	342,063
Audatex North America,
Gtd. Notes	6.13	11/1/23	290,000	c	300,150
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	2,960,000	b,c	3,063,600
CDW Finance,
Gtd. Notes	8.50	4/1/19	3,748,000	b	4,160,280
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	455,000	b,c	476,613
Epicor Software,
Gtd. Notes	8.63	5/1/19	2,565,000	b	2,795,850
First Data,
Scd. Notes	8.25	1/15/21	1,636,000	b,c	1,748,475
First Data,
Gtd. Notes	10.63	6/15/21	225,000	b,c	244,969
First Data,
Gtd. Notes	11.75	8/15/21	760,000	c	805,600
First Data,
Gtd. Notes	11.75	8/15/21	1,880,000	c	1,992,800
First Data,
Gtd. Notes	12.63	1/15/21	3,900,000	b	4,597,125
Healthcare Technology
Intermediate, Sr. Unscd. Notes	7.38	9/1/18	920,000	b,c	961,400
Infor US,
Gtd. Notes	9.38	4/1/19	1,475,000	b	1,666,750
Sophia Holding Finance,
Gtd. Notes	9.63	12/1/18	660,000	c	683,100
Sophia,
Gtd. Notes	9.75	1/15/19	1,553,000	b,c	1,727,713
WireCo WorldGroup,
Gtd. Notes	9.50	5/15/17	1,655,000	b	1,723,269

						29,880,976
Materials--22.0%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	2,125,000	b	2,295,000
ArcelorMittal,
Sr. Unscd. Bonds		10.35	6/1/19	3,323,000	b,d	4,220,210
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	2,138,216	b,c	2,298,582
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	c	2,200,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		2,439,512
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	872,992	b,c	914,460
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	1,225,000	b,c	1,307,688
BWAY Holding,
Gtd. Notes		10.00	6/15/18	1,080,000	b	1,174,500
Consolidated Container,
Gtd. Notes		10.13	7/15/20	1,000,000	b,c	1,070,000
Dynacast International,
Scd. Notes		9.25	7/15/19	2,375,000	b	2,630,313
Edgen Murray,
Sr. Scd. Notes		8.75	11/1/20	1,705,000	b,c	1,960,750
FMG Resources (August 2006),
Gtd. Notes		6.88	4/1/22	3,415,000	c	3,739,425
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	930,000	b	1,064,850
Hexion U.S. Finance,
Sr. Scd. Notes		6.63	4/15/20	190,000		195,700
Hexion U.S. Finance,
Sr. Scd. Notes		8.88	2/1/18	1,160,000	b	1,210,750
Hexion U.S. Finance,
Scd. Notes		9.00	11/15/20	1,265,000	b	1,268,162
Huntsman International,
Gtd. Notes		8.63	3/15/20	2,030,000	b	2,255,837
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,515,000	b	1,719,525
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	305,000	b,c	335,881
Ineos Finance,
Sr. Scd. Notes		8.38	2/15/19	1,225,000	b,c	1,367,406
INEOS Group Holdings,

Gtd. Notes	EUR	6.50	8/15/18	2,480,000		3,505,572
NCR,
Sr. Unscd. Notes		5.88	12/15/21	300,000	c	307,125
NCR,
Sr. Unscd. Notes		6.38	12/15/23	380,000	c	389,975
Packaging Dynamics,
Sr. Scd. Notes		8.75	2/1/16	740,000	b,c	762,662
Rain CII Carbon,
Scd. Notes		8.25	1/15/21	2,965,000	b,c	3,039,125
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	1,890,000	b,c	1,833,300
Reynolds Group,
Gtd. Notes		8.50	5/15/18	4,155,000	b,d	4,404,300
Reynolds Group,
Gtd. Notes		9.88	8/15/19	2,230,000	b	2,492,025
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	1,220,000		1,294,725
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	730,000	b,c	803,000
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	1,910,000	b,c	2,103,388
Sealed Air,
Gtd. Notes		8.13	9/15/19	1,270,000	b,c	1,431,925
Sealed Air,
Gtd. Notes		8.38	9/15/21	1,030,000	b,c	1,174,200
ServiceMaster,
Gtd. Notes		8.00	2/15/20	315,000		322,875
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	2,000,000	b,c	2,135,000
US Coatings Acquisition/Axalta
Coating Systems Dutch Holding
B, Gtd. Notes		7.38	5/1/21	2,625,000	b,c	2,812,031
						64,479,779
Telecommunications--17.4%
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	1,215,000	b	1,324,350
CommScope Holdings,
Sr. Unscd. Notes		6.63	6/1/20	1,030,000	b,c	1,076,350
CommScope,
Gtd. Notes		8.25	1/15/19	2,019,000	b,c	2,223,424
CPI International,
Gtd. Notes		8.00	2/15/18	1,355,000	b	1,422,750
Digicel Group,

Sr. Unscd. Notes	8.25	9/30/20	1,725,000	c	1,796,156
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	3,231,000	c	3,473,325
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	1,215,000	c	1,269,675
Eileme 2,
Sr. Scd. Notes	11.63	1/31/20	2,900,000	b,c	3,505,314
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	2,010,000	b	2,251,200
Intelsat Luxembourg,
Gtd. Notes	7.75	6/1/21	4,745,000	b,c	5,106,806
Level 3 Financing,
Gtd. Notes	6.13	1/15/21	240,000	c	243,000
Level 3 Financing,
Gtd. Notes	8.13	7/1/19	1,000,000	b	1,102,500
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	2,430,000	b	2,733,750
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	1,845,000	b,c	2,084,850
Sprint Communications,
Gtd. Notes	9.00	11/15/18	930,000	b,c	1,122,975
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	5,325,000	b	7,002,375
Sprint,
Gtd. Notes	7.25	9/15/21	1,125,000	b,c	1,212,187
Sprint,
Gtd. Notes	7.88	9/15/23	555,000	b,c	598,012
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	145,000		147,900
T-Mobile USA,
Gtd. Notes	6.50	1/15/24	200,000		203,000
T-Mobile USA,
Gtd. Notes	6.63	4/28/21	2,835,000		2,994,469
T-Mobile USA,
Gtd. Notes	6.84	4/28/23	1,115,000		1,160,994
T-Mobile,
Gtd. Notes	6.73	4/28/22	995,000		1,041,019
West,
Gtd. Notes	8.63	10/1/18	3,145,000	b	3,435,912
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	2,365,000	b,c	2,518,725
					51,051,018
Utilities--5.1%

AES,
Sr. Unscd. Notes		9.75	4/15/16	3,195,000	b	3,778,088
Calpine,
Sr. Scd. Notes		6.00	1/15/22	210,000	c	216,300
Calpine,
Sr. Scd. Notes		7.50	2/15/21	1,147,000	b,c	1,257,399
Calpine,
Sr. Scd. Notes		7.88	1/15/23	1,862,000	b,c	2,043,545
GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	2,779,000	b	3,161,112
NRG Energy,
Gtd. Notes		7.63	5/15/19	2,015,000	b	2,140,937
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	1,435,000	c	2,222,681
						14,820,062
Total Bonds and Notes
(cost $378,731,236)						403,943,337

Preferred Stocks--.9%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $2,492,932)				98,738	[d]	2,640,254

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,261,564)				1,261,564	[e]	1,261,564
Total Investments (cost $382,485,732)				139.1%		407,845,155
Liabilities, Less Cash and Receivables				(39.1%)		(114,686,015)
Net Assets				100.0%		293,159,140

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR-- Euro
GBP--British Pound
b Collateral for Revolving Credit and Security Agreement.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $146,670,122 or 50.0% of net assets.
d Variable rate security--interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $25,359,423 of which $25,804,334 related to appreciated investment securities and $444,911 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	137.8
Preferred Stocks	.9
Money Market Investment	.4
139.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring
1/31/2014 a	4,065,000	6,562,768	6,730,085	(167,317)

Euro,
Expiring:
1/31/2014 a	6,655,000	9,005,899	9,155,191	(149,292)
1/31/2014 b	4,875,000	6,598,605	6,706,470	(107,865)
1/31/2014 c	5,130,000	6,922,063	7,057,270	(135,207)

				(559,681)

Counterparties:

a Goldman Sachs International
b Commonwealth Bank of Australia
c Morgan Stanley Capital Services

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	403,943,337	-	403,943,337
Mutual Funds+	1,261,564	-	-	1,261,564
Preferred Stocks+	-	2,640,254	-	2,640,254
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(559,681)	-	(559,681)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
December 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)